PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2011	2012

Advances to suppliers	10,617	10,167
Advances to employees	2,678	3,614
Tender and other utility deposit (1)	758	1,114
Prepaid rental	353	522
Interest receivables	335	1
VAT tax receivables	435	—
Deposit to Tansun’s original selling shareholders (2)	—	1,577
Others	581	700

	15,757	17,695

(1) As of December 31, 2011 and 2012, tender and other utility deposit mainly consisted of deposit which was made as part of the bidding process on projects.

(2) In September 2012, the Company and the original selling shareholders of Tansun (who are current employees of the Group) signed an agreement for the upcoming negotiation in respect of a performance-based incentive plan for these employees. In accordance with the agreement, the Company paid US$2,367 (RMB15 million) to the relevant employees as a temporary deposit to demonstrate a good faith gesture in regards to the upcoming negotiations. The deposit is scheduled to be returned upon the earlier of (1) achievement of three negotiation milestones as stipulated in the agreement, in the three equal payments and (2) by May 31, 2013 unconditionally.  In November 2012, both parties mutually agreed that the first milestone was reached and thus one third (US$790 (RMB5 million)) of the deposit was returned to the Company.  The remaining balance of US$1,577 (RMB10 million) was recorded as prepaid expenses and other current assets as of December 31, 2012.